Buffalo China Fund (Prospectus Summary) | Buffalo China Fund
Buffalo China Fund
INVESTMENT OBJECTIVE
The investment objective of the Buffalo China Fund ("China Fund" or the "Fund") is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Buffalo China Fund
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Buffalo China Fund
Management Fees	1.50%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.80%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Buffalo China Fund	183	566	975	2,116

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The China Fund normally invests at least 80% of its net assets in equity securities of "China Companies," as defined below, with the possibility of investments in convertible debt securities. The Fund may invest in China
Companies of any size. The Fund considers China Companies to be those companies which meet at least one of the following criteria:

·  are organized under the laws of, or with a principal office in, the People's
   Republic of China or its administrative and other districts, including Hong
   Kong ("China") (including companies which may not have a substantial economic presence in China); or

·  issue securities for which the principal trading market is in China; or

·  derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in China, or which have at least 50%
   of their assets in China.

In addition to its primary investments in common stocks, the China Fund may make equity investments in preferred stock, warrants, rights and securities convertible into common stock of China Companies, as well as interests in trusts or depositary receipts including ADRs, European Depositary Receipts ("EDRs") or
Global Depositary Receipts ("GDRs") that represent indirect ownership interests in China Companies. In addition to direct investments in securities of China
Companies, the Fund may invest in other investment companies, including, but not limited to, exchange-traded funds ("ETFs") that invest in China Companies. The
China Fund's China Company portfolio securities are typically listed and traded in the United States (on the NASDAQ and NYSE) and Hong Kong (on the Hong Kong
Stock Exchange), but the Fund is authorized to invest in China Companies traded on any recognized securities exchange, including China's Class A-Share and
B-Share market, Taiwan, Singapore or London exchanges.

The China Fund may also invest indirectly in China Companies through equity-linked notes or swap agreements, although these investments are limited to 30% of the Buffalo China Fund's net assets.

The China Fund's investments are selected with a value orientation and a long-term investment horizon. The Fund's portfolio managers primarily utilize a bottom-up approach, focusing initially on each company's fundamental characteristics. The Fund seeks to invest in companies with: strong profits and/or cash flow generation; strong financial characteristics and growth potential; undervalued assets; and/or strong management teams. Once attractive candidates are identified, the China Fund seeks to invest in companies that are trading below their intrinsic values, as estimated by the Fund's portfolio managers.

In addition to the China Fund's main investments, the Fund may invest up to 20%
of its net assets in domestic or foreign securities of companies that do not qualify as China Companies, but which the portfolio managers expect to benefit from developments in the Chinese economy. Companies in which the Fund may invest may be in any sector and of any size market capitalization; provided that the
Advisor believes that the company's securities will appreciate in value as a result of developments in the Chinese economy.
PRINCIPAL RISKS
The China Fund cannot guarantee that it will achieve its investment objective.
As with any mutual fund, the value of the Fund's investments may fluctuate. If the value of the China Fund's investments decreases, the value of the Fund's shares will also decrease and you may lose money. The risks associated with the
China Fund's principal investment strategies are:

China Companies Risk - In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and
Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue any existing economic reform programs.

Market Risk - The value of the China Fund's shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the China Fund, and you could lose money.

Management Risk - Management risk means that your investment in the China Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities.

Equity Market Risk - Equity securities held by the China Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

  Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

  Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

  Convertible Securities. A convertible security is a fixed-income security
  (a debt instrument or a preferred stock) which may be converted at a stated
  price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

  Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

  Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.
  Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security's market price.

Large-Cap Company Risk - Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful smaller companies during periods of economic expansion.

Mid-Cap Company Risk - Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, financial resources, product diversification and competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies.

Small-Cap Company Risk - Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, financial resources, product diversification and competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies.

Convertible Securities Risk - Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company and other factors also may have an effect on a convertible security's investment value.

Debt Securities Risk - Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that a bond issuer may "call," or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

Shares of Other Investment Companies Risk - The Fund will indirectly bear fees and expenses charged by other investment companies in which the Fund invests, in addition to the Fund's direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the other investment companies.

ETF Risk - The Fund will bear the indirect fees and expenses charged by ETFs in which the Fund invests in addition to its own direct fees and expenses, as well as indirectly bearing the principal risks of those ETFs. ETFs are subject to the risk that the market price of an ETF's shares may trade at a discount to their net asset value or that an active trading market for an ETF's shares may not develop or be maintained.

Foreign Risk - Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates;
different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers.
Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored
ADRs, EDRs or GDRs carry similar risks.

  American Depositary Receipts - Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Emerging Markets Risk - Emerging markets are markets of countries, such as
China, in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries.

Currency Risk - When the China Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in
U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the China Fund's portfolio holdings and your investment. China and other countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the China Fund's ability to repatriate both investment capital and income, which could place the China Fund's assets at risk of total loss.

Geographic Concentration Risk - Because the China Fund invests its assets primarily in China Companies, it is subject to greater risks of adverse events that occur in that region, including political, social, religious or economic disruptions occurring in countries in which the China Fund is not invested.

Swap Agreement and Synthetic Instruments Risk - The China Fund's investments in swap agreements and synthetic instruments may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party. As result, these securities may become illiquid. Fluctuations in the values of synthetic instruments may not correlate perfectly with the overall securities markets.
PERFORMANCE
The performance information provides some indication of the risks of investing in the China Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception compare with those of a broad measure of market performance and the returns of additional indexes of securities with characteristics similar to those that the Fund typically holds. The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Actual after-tax returns depend on each investor's individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the China Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
CHINA FUND Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return (through March 31, 2012) = 7.13% Best Quarter through December 31, 2010: June 30, 2009 = 33.94% Worst Quarter through December 31, 2010: September 30, 2008 = (30.07%)
Average Annual Total Returns for the periods ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Buffalo China Fund	Return Before Taxes	(23.59%)	(6.67%)	(6.06%)	Dec. 18, 2006
Buffalo China Fund After Taxes on Distributions	Return After Taxes on Distributions	(23.47%)	(7.21%)	(6.60%)	Dec. 18, 2006
Buffalo China Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(15.19%)	(5.67%)	(5.17%)	Dec. 18, 2006
Buffalo China Fund MSCI China Free Index	MSCI China Free Index (reflects no deduction for fees, expenses or taxes)	(18.41%)	2.52%	4.23%	Dec. 18, 2006
Buffalo China Fund Hang Seng Index	Hang Seng Index (reflects no deduction for fees, expenses or taxes)	(19.97%)	(1.58%)	(0.80%)	Dec. 18, 2006